Loss per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net loss	$ (64,713)	$ (10,268)	$ (21,205)
Less dividends on series B preferred shares	(5,769)	(5,080)	0
Net loss attributed to common stockholders	$ (70,482)	$ (15,348)	$ (21,205)
Weighted average number of common shares, basic and diluted	79,518,009	81,292,290	81,328,390
Loss per share, basic and diluted	$ (0.89)	$ (0.19)	$ (0.26)